FIRST AMERICAN INVESTMENT FUNDS, INC.

                           CLASS S AND CLASS Y SHARES


              Supplement dated September 24, 2001 to the Prospectus
                            dated September 24, 2001

      THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED SEPTEMBER 24, 2001.
       THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS.
         TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-637-2548



Effective September 24, 2001, the Main Investment Strategies of the funds were amended as follows:

BOND FUNDS
----------

BOND IMMDEX(TM) FUND

Under normal market conditions, Bond IMMDEX(TM) Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in a combination of:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

*        corporate debt obligations.

* debt obligations issued by foreign governments and other foreign issuers.

*        mortgage- and asset-backed securities.

The fund previously required at least 80% of the fund's total assets be invested in this strategy.


CORPORATE BOND FUND

Under normal market conditions, Corporate Bond Fund will invest primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in corporate debt obligations. The fund previously required at least 80% of the fund's total assets be invested in this strategy.


FIXED INCOME FUND

At least 80% of the fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in fixed rate obligations. The fund previously required at least 80% of the fund's total assets to be invested in fixed rate obligations.


HIGH YIELD BOND FUND

Under normal market conditions, High Yield Bond Bond Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as


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"high-yield" securities or "junk bonds"). The fund previously required at least
80% of the fund's total assets to be invested in this strategy.


INTERMEDIATE TERM BOND FUND

Under normal market conditions, Intermediate Term Bond Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:

*        U.S. government securities (securities issued or guaranteed by the U.S.
         government or its agencies or instrumentalities), including zero coupon securities.

*        mortgage- and asset-backed securities.

*        corporate debt obligations.

The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


SHORT TERM BOND FUND

Under normal market conditions, Short Term Bond Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:

*        mortgage- and asset-backed securities.

*        corporate debt obligations.

*        U.S. government securities (securities issued or guaranteed by the U.S.
         government or its agencies or instrumentalities), including zero coupon securities.

*        commercial paper.

The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


STRATEGIC INCOME FUND

Under normal market conditions, Strategic Income Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in a combination of:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers.

* high-yield (non-investment grade) debt obligations issued by domestic issuers.

* investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers.

The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


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U.S. GOVERNMENT SECURITIES FUND

Under normal market conditions, U.S. Government Bond Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


LARGE CAP FUNDS
---------------

BALANCED FUND

Under normal market conditions, the equity securities portion of the fund's portfolio will be invested primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks that the advisor believes exhibit the potential for superior growth based on factors such as:

*        strong competitive position.

*        strong management.

*        sound financial condition.

The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


CAPITAL GROWTH

Under normal market conditions, Capital Growth Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitaliazations of at least $1.5 billion at the time of purchase. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


EQUITY INCOME FUND

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

*        the ability to pay above average dividends.

*        the ability to finance expected growth.

*        strong management.

The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


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GROWTH & INCOME FUND

Under normal market conditions, Growth & Income Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's investment advisor believes are characterized by:

*        the ability to grow dividends at an above average rate.

*        the ability to finance expected growth.

*        strong management.

The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


LARGE CAP CORE FUND

Under normal market conditions, Large Cap Core Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


LARGE CAP GROWTH FUND

Under normal market conditions, Large Cap Growth Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


LARGE CAP VALUE FUND

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that cover a broad range of industries and that have market capitalizations of at least $5 billion at the time of purchase. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


RELATIVE VALUE FUND

Under normal market conditions, the Relative Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


MID CAP AND SMALL CAP FUNDS
---------------------------

MICRO CAP FUND

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of "micro-capitalization companies" (companies with market capitalizations at the time of purchase of below $500 million). The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


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MID CAP CORE FUND

Under normal market conditions, Mid Cap Core Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's MidCap 400 Index. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


MID CAP GROWTH FUND

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


MID CAP VALUE FUND

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


SMALL CAP CORE FUND

Under normal market conditions, Small Cap Core Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor's SmallCap 600 Index (A&P SmallCap 600 Index). The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


SMALL CAP GROWTH FUND

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


SMALL CAP VALUE FUND

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


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INTERNATIONAL FUNDS
-------------------

EMERGING MARKETS FUND

Under normal market conditions, Emerging Markets Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities of emerging markets issuers. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


INTERNATIONAL FUND

Under normal market conditions, International Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


SECTOR FUNDS
------------

HEALTH SCIENCES FUND

Under normal market conditions, Health Sciences Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which develop, produce, or distribute products or services connected with health care or medicine, and which derive at least 50% of their assets, revenues, or profits from these products or services at the time of investment. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


REAL ESTATE SECURITIES FUND

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


SCIENCE & TECHNOLOGY FUND

Under normal market conditions, Science & Technology Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies principally engaged in science and technology business activities. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


TECHNOLOGY FUND

Under normal market conditions, Technology Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund's advisor believes either have, or will develop, products, processes, or services that will provide or will benefit significantly from technological innovations, advances and improvements. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


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INTERMEDIATE TAX FREE FUNDS
---------------------------

CALIFORNIA INTERMEDIATE TAX FREE FUND

Under normal market conditions, California Intermediate Tax Free Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and California income tax, including the federal alternative minimum tax. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


COLORADO INTERMEDIATE TAX FREE FUND

Under normal market conditions, Colorado Intermediate Tax Free Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Colorado income tax, including the federal alternative minimum tax. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


INTERMEDIATE TAX FREE FUND

Under normal market conditions, Intermediate Tax Free Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


MINNESOTA INTERMEDIATE TAX FREE FUND

Under normal market conditions, Minnesota Intermediate Tax Free Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including the federal and state of Minnesota alternative minimum tax. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


OREGON INTERMEDIATE TAX FREE FUND

Under normal market conditions, Oregon Intermediate Tax Free Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Oregon state income tax, including the federal alternative minimum tax. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


TAX FREE FUNDS
--------------

ARIZONA TAX FREE FUND

Under normal market conditions, Arizona Tax Free Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Arizona income tax, including the federal alternative minimum tax. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


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CALIFORNIA TAX FREE FUND

Under normal market conditions, California Tax Free Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and California income tax, including the federal alternative minimum tax. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


COLORADO TAX FREE FUND

Under normal market conditions, Colorado Tax Free Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Colorado income tax, including the federal alternative minimum tax. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


MINNESOTA TAX FREE FUND

Under normal market conditions, Minnesota Tax Free Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including the federal and state of Minnesota alternative minimum tax. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


MISSOURI TAX FREE FUND

Under normal market conditions, Missouri Tax Free Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and State of Missouri income tax, including the federal alternative minimum tax. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


NEBRASKA TAX FREE FUND

Under normal market conditions, Nebraska Tax Free Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Nebraska income tax, including the federal alternative minimum tax. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


TAX FREE FUND

Under normal market conditions, Tax Free Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The fund previously required at least 80% of the fund's total assets to be invested in this strategy.


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INDEX FUNDS
-----------

EQUITY INDEX FUND

Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500. The fund previously required at least 90% of the fund's total assets to be invested in this strategy.


MID CAP INDEX FUND

Under normal market conditions, Mid Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 400 Index. The fund previously required at least 90% of the fund's total assets to be invested in this strategy.


SMALL CAP INDEX FUND

Under normal market conditions, Small Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. The fund previously required at least 90% of the fund's total assets to be invested in this strategy.